Change in accounting policy (Detail) - Adjustments to Financial Results - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Depreciation and depletion	$ 16,982	$ 15,937	$ 61,594	$ 41,856
Exploration expenses	(4,178)	(12,223)	(13,955)	(40,545)
Income taxes	(801)	3,049	9,077	4,082
Net loss and comprehensive loss attributable to:
Nevsun shareholders	(18,670)	(11,564)	(32,539)	(81,001)
Non-controlling interest	$ (1,200)	$ 3,175	$ 3,922	$ (20,717)
Earnings (loss) per share attributable to Nevsun shareholders
Basic	$ (0.06)	$ (0.04)	$ (0.11)	$ (0.27)
Diluted	$ (0.06)	$ (0.04)	$ (0.11)	$ (0.27)
Previously Reported [Member]
Statement Line Items [Line Items]
Depreciation and depletion		$ (15,987)		$ (42,239)
Exploration expenses
Income taxes		(3,736)		(6,756)
Net loss and comprehensive loss attributable to:
Nevsun shareholders		(527)		(45,259)
Non-controlling interest		$ 3,624		$ (18,971)
Weighted average shares outstanding (thousands)
Basic		302,075		301,943
Diluted		302,075		301,943
Earnings (loss) per share attributable to Nevsun shareholders
Basic		$ 0		$ (0.15)
Diluted		$ 0		$ (0.15)
Adjustment [Member]
Statement Line Items [Line Items]
Depreciation and depletion		$ 50		$ 383
Exploration expenses		(12,223)		(40,545)
Income taxes		687		2,674
Decrease in net income		(11,486)		(37,488)
Net loss and comprehensive loss attributable to:
Nevsun shareholders		(11,037)		(35,742)
Non-controlling interest		$ (449)		$ (1,746)
Weighted average shares outstanding (thousands)
Basic
Diluted
Earnings (loss) per share attributable to Nevsun shareholders
Basic		$ (0.04)		$ (0.12)
Diluted		$ (0.04)		$ (0.12)
Restated [Member]
Statement Line Items [Line Items]
Depreciation and depletion		$ (15,937)		$ (41,856)
Exploration expenses		(12,223)		(40,545)
Income taxes		(3,049)		(4,082)
Net loss and comprehensive loss attributable to:
Nevsun shareholders		(11,564)		(81,001)
Non-controlling interest		$ 3,175		$ (20,717)
Weighted average shares outstanding (thousands)
Basic		302,075		301,943
Diluted		302,075		301,943
Earnings (loss) per share attributable to Nevsun shareholders
Basic		$ (0.04)		$ (0.27)
Diluted		$ (0.04)		$ (0.27)